Janus Investment Fund

Perkins Large Cap Value Fund

Supplement dated May 31, 2012
to Currently Effective Prospectuses

Effective May 31, 2012, the following replaces corresponding information for Perkins Large Cap Value Fund (the “Fund”).

1. The following replaces in its entirety the corresponding information found under “ANNUAL FUND OPERATING EXPENSES” in the Fund Summary section of the Fund’s Prospectus:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class S	Class I	Class T

Management Fees (may adjust up or down)	0.67%	0.67%	0.67%	0.67%	0.67%
Distribution/Service (12b-1) Fees	0.25%	1.00%	0.25%	None	None
Other Expenses	0.22%	0.30%	0.39%	0.17%	0.39%
Total Annual Fund Operating Expenses(1)	1.14%	1.97%	1.31%	0.84%	1.06%

(1)	Janus Capital has contractually agreed to waive the Fund’s total annual fund operating expenses (excluding any performance adjustments to management fees; the distribution and shareholder servicing fees – applicable to Class A Shares, Class C Shares, and Class S Shares; administrative services fees payable pursuant to the Transfer Agency Agreement (except for networking and omnibus fees); brokerage commissions; interest; dividends; taxes; acquired fund fees and expenses; and extraordinary expenses) to 1.00% until at least November 1, 2012. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.

2. The following replaces in their entirety the corresponding example tables found under “EXAMPLE” in the Fund Summary section of the Fund’s Prospectus:

If Shares are redeemed:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$685	$916	$1,167	$1,881
Class C Shares	$300	$618	$1,062	$2,296
Class S Shares	$133	$415	$718	$1,579
Class I Shares	$86	$268	$466	$1,037
Class T Shares	$108	$337	$585	$1,294

If Shares are not redeemed:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$685	$916	$1,167	$1,881
Class C Shares	$200	$618	$1,062	$2,296
Class S Shares	$133	$415	$718	$1,579
Class I Shares	$86	$268	$466	$1,037
Class T Shares	$108	$337	$585	$1,294

3. The following replaces in its entirety the corresponding information found under “PERFORMANCE INFORMATION” in the Fund Summary section of the Fund’s Prospectus:

The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time. Class I Shares, Class A Shares, Class C Shares, and Class S Shares of the Fund commenced operations on July 6, 2009, after the reorganization of each corresponding class of shares of Janus Adviser Perkins Large Cap Value Fund (“JAD predecessor fund”) into each respective share class of the Fund. Class T Shares of the Fund commenced operations on July 6, 2009.

•	The performance shown for Class I Shares, Class A Shares, Class C Shares, and Class S Shares for periods prior to July 6, 2009, reflects the historical performance of the JAD predecessor fund's Class I Shares, Class A Shares, Class C Shares, and Class S Shares prior to the reorganization, calculated using the fees and expenses of each respective share class of the JAD predecessor fund, net of any applicable fee and expense limitations or waivers.

•	The performance shown for Class T Shares for periods prior to July 6, 2009, reflects the historical performance of the JAD predecessor fund's Class I Shares prior to the reorganization, calculated using the fees and expenses of Class T Shares, without the effect of any fee and expense limitations or waivers.

If Class T Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class I Shares, Class A Shares, Class C Shares, Class S Shares, and Class T Shares reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

Annual Total Returns for Class I Shares (calendar year-end)

2009	2010	2011
25.15%	12.19%	−0.20%

Best Quarter: Second Quarter 2009 15.40% Worst Quarter: Third Quarter 2011 −14.75%

The Fund’s year-to-date return as of the calendar quarter ended March 31, 2012 was 9.94%.

Average Annual Total Returns (periods ended 12/31/11)
	1 Year	Since Inception of Predecessor Fund (12/31/08)
Class I Shares

Return Before Taxes	−0.20%	11.90%

Return After Taxes on Distributions	−1.48%	11.09%

Return After Taxes on Distributions and Sale of Fund Shares(1)	0.81%	10.04%

Russell 1000® Value Index	0.39%	11.55%
(reflects no deduction for expenses, fees, or taxes)

Class A Shares

Return Before Taxes(2)	−6.25%	9.40%

Russell 1000® Value Index	0.39%	11.55%
(reflects no deduction for expenses, fees, or taxes)

Class C Shares

Return Before Taxes(3)	−2.20%	10.74%

Russell 1000® Value Index	0.39%	11.55%
(reflects no deduction for expenses, fees, or taxes)

Average Annual Total Returns (periods ended 12/31/11)
	1 Year	Since Inception of Predecessor Fund (12/31/08)

Class S Shares

Return Before Taxes	−0.72%	11.36%

Russell 1000® Value Index	0.39%	11.55%
(reflects no deduction for expenses, fees, or taxes)

Class T Shares

Return Before Taxes	−0.41%	11.49%

Russell 1000® Value Index	0.39%	11.55%
(reflects no deduction for expenses, fees, or taxes)

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
(2)	Calculated assuming maximum permitted sales loads.
(3)	The one year return is calculated to include the contingent deferred sales charge.

After-tax returns are calculated using distributions for the Fund’s Class I Shares for periods following July 6, 2009; and for the JAD predecessor fund’s Class I Shares for periods prior to July 6, 2009. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Class I Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class I Shares due to varying sales charges (as applicable), fees, and expenses among the classes.

Please retain this Supplement with your records.
Janus Investment Fund

Perkins Large Cap Value Fund

Class D Shares

Supplement dated May 31, 2012
to Currently Effective Prospectuses

Effective May 31, 2012, the following replaces corresponding information for Perkins Large Cap Value Fund (the “Fund”).

1. The following replaces in its entirety the corresponding information found under “ANNUAL FUND OPERATING EXPENSES” in the Fund Summary section of the Fund’s Prospectus:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class D

Management Fees (may adjust up or down)	0.67%
Other Expenses	0.29%
Total Annual Fund Operating Expenses(1)	0.96%

(1)	Janus Capital has contractually agreed to waive the Fund’s total annual fund operating expenses (excluding any performance adjustments to management fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) to 1.00% until at least November 1, 2012. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.

2. The following replaces in its entirety the corresponding example table found under “EXAMPLE” in the Fund Summary section of the Fund’s Prospectus:

	1 Year	3 Years	5 Years	10 Years
Class D Shares	$98	$306	$531	$1,178

3. The following replaces in its entirety the corresponding information found under “PERFORMANCE INFORMATION” in the Fund Summary section of the Fund’s Prospectus:

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class D Shares of the Fund commenced operations on February 16, 2010. The performance shown for Class D Shares for the period July 6, 2009 to February 16, 2010, reflects the performance of the Fund’s Class I Shares, calculated using the fees and expenses of Class D Shares, without the effect of any fee and expense limitations or waivers. Performance shown for the period prior to July 6, 2009, reflects the historical performance of the Janus Adviser Perkins Large Cap Value Fund’s (“JAD predecessor fund”) Class I Shares prior to the reorganization of Class I Shares of the JAD predecessor fund into Class I Shares of the Fund, calculated using the fees and expenses of Class D Shares, without the effect of any fee and expense limitations or waivers. If Class D Shares of the Fund had been available during periods prior to February 16, 2010, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class D Shares reflects the fees and expenses of Class D Shares, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/allfunds or by calling 1-800-525-3713.

Annual Total Returns for Class D Shares (calendar year-end)

2009	2010	2011
23.61%	11.94%	−0.37%

Best Quarter: Second Quarter 2009 15.02% Worst Quarter: Third Quarter 2011 −14.77%

The Fund’s year-to-date return as of the calendar quarter ended March 31, 2012 was 9.87%.

Average Annual Total Returns (periods ended 12/31/11)
	1 Year	Since Inception of Predecessor Fund (12/31/08)
Class D Shares

Return Before Taxes	−0.37%	11.29%

Return After Taxes on Distributions	−1.63%	10.50%

Return After Taxes on Distributions and Sale of Fund Shares(1)	0.69%	9.52%

Russell 1000® Value Index	0.39%	11.55%
(reflects no deduction for expenses, fees, or taxes)

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

After-tax returns are calculated using distributions for the Fund’s Class D Shares for the periods following February 16, 2010; for the Fund’s Class I Shares for the period following July 6, 2009; and for the JAD predecessor fund’s Class I Shares for the period prior to July 6, 2009. If Class D Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

Please retain this Supplement with your records.
Janus Investment Fund

Perkins Small Cap Value Fund

Supplement dated May 31, 2012
to Currently Effective Prospectuses

Effective May 31, 2012, the following replaces corresponding information for Perkins Small Cap Value Fund (the “Fund”).

1. The following replaces in its entirety the corresponding information found under “ANNUAL FUND OPERATING EXPENSES” in the Fund Summary section of the Fund’s Prospectus:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class S	Class I	Class R	Class T

Management Fees (may adjust up or down)	0.83%	0.83%	0.83%	0.83%	0.83%	0.83%
Distribution/Service (12b-1) Fees	0.25%	1.00%	0.25%	None	0.50%	None
Other Expenses	0.26%	0.30%	0.30%	0.15%	0.30%	0.30%
Total Annual Fund Operating Expenses(1)	1.34%	2.13%	1.38%	0.98%	1.63%	1.13%
Fee Waiver(1)	0.02%	0.06%	0.00%	0.00%	0.00%	0.00%
Net Annual Fund Operating Expenses After Fee Waiver(1)	1.32%	2.07%	1.38%	0.98%	1.63%	1.13%

(1)	Janus Capital has contractually agreed to waive the Fund’s total annual fund operating expenses (excluding any performance adjustments to management fees; the distribution and shareholder servicing fees – applicable to Class A Shares, Class C Shares, Class S Shares, and Class R Shares; administrative services fees payable pursuant to the Transfer Agency Agreement (except for networking and omnibus fees); brokerage commissions; interest; dividends; taxes; acquired fund fees and expenses; and extraordinary expenses) to 0.96% until at least November 1, 2012. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.

2. The following replaces in their entirety the corresponding example tables found under “EXAMPLE” in the Fund Summary section of the Fund’s Prospectus:

If Shares are redeemed:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$704	$975	$1,267	$2,095
Class C Shares	$316	$667	$1,144	$2,462
Class S Shares	$140	$437	$755	$1,657
Class I Shares	$100	$312	$542	$1,201
Class R Shares	$166	$514	$887	$1,933
Class T Shares	$115	$359	$622	$1,375

If Shares are not redeemed:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$704	$975	$1,267	$2,095
Class C Shares	$216	$667	$1,144	$2,462
Class S Shares	$140	$437	$755	$1,657
Class I Shares	$100	$312	$542	$1,201
Class R Shares	$166	$514	$887	$1,933
Class T Shares	$115	$359	$622	$1,375

3. The following replaces in its entirety the corresponding information found under “PERFORMANCE INFORMATION” in the Fund Summary section of the Fund’s Prospectus:

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class T Shares (formerly named Class J Shares) of the Fund commenced operations with the Fund’s inception. Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class R Shares of the Fund commenced operations on July 6, 2009.

•	The performance shown for Class T Shares for periods following April 21, 2003, reflects the fees and expenses of Class T Shares in effect during the periods shown, net of any applicable fee and expense limitations or waivers. For the periods prior to April 21, 2003, the performance shown for Class T Shares reflects the historical performance of Berger Small Cap Value Fund – Investor Shares (as a result of a prior reorganization of Berger Small Cap Value Fund – Investor Shares into the Fund’s former Class J Shares).

•	The performance shown for Class A Shares, Class C Shares, Class S Shares, and Class R Shares reflects the performance of the Fund’s Class J Shares (formerly named Investor Shares) from April 21, 2003 to July 6, 2009, calculated using the fees and expenses of each respective share class, without the effect of any fee and expense limitations or waivers. For periods prior to April 21, 2003, the performance shown for Class A Shares, Class C Shares, Class S Shares, and Class R Shares reflects the historical performance of Berger Small Cap Value Fund – Investor Shares (as a result of a prior reorganization of Berger Small Cap Value Fund – Investor Shares into the Fund’s former Class J Shares), calculated using the fees and expenses of each respective share class, without the effect of any fee and expense limitations or waivers.
•	The performance shown for Class I Shares reflects the performance of the Fund’s Class J Shares (formerly named Investor Shares) from April 21, 2003 to July 6, 2009, calculated using the fees and expenses of Class J Shares, without the effect of any fee and expense limitations or waivers. For the periods prior to April 21, 2003, the performance shown for Class I Shares reflects the historical performance of Berger Small Cap Value Fund – Investor Shares (as a result of a prior reorganization of Berger Small Cap Value Fund – Investor Shares into the Fund’s former Class J Shares), calculated using the fees and expenses of Class J Shares, without the effect of any fee and expense limitations or waivers.

If Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class R Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown for each respective share class may have been different. The performance shown for periods following the Fund’s commencement of Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class R Shares reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

Annual Total Returns for Class T Shares (calendar year-end)

2002	2003	2004	2005	2006	2007	2008	2009	2010	2011
−15.59%	36.78%	13.57%	8.90%	12.37%	2.97%	−21.79%	36.59%	17.87%	−3.43%

Best Quarter: Second Quarter 2009 23.04% Worst Quarter: Third Quarter 2002 −22.57%

The Fund’s year-to-date return as of the calendar quarter ended March 31, 2012 was 8.15%.

Average Annual Total Returns (periods ended 12/31/11)
	1 Year	5 Years	10 Years
Class T Shares

Return Before Taxes	−3.43%	4.60%	7.23%

Return After Taxes on Distributions	−5.87%	2.87%	5.36%

Return After Taxes on Distributions and Sale of Fund Shares(1)	−0.57%	3.41%	5.73%

Russell 2000® Value Index	−5.50%	−1.87%	6.40%
(reflects no deduction for expenses, fees, or taxes)

Class A Shares

Return Before Taxes(2)	−9.12%	3.17%	6.34%

Russell 2000® Value Index	−5.50%	−1.87%	6.40%
(reflects no deduction for expenses, fees, or taxes)

Class C Shares

Return Before Taxes(3)	−5.21%	3.62%	6.22%

Russell 2000® Value Index	−5.50%	−1.87%	6.40%
(reflects no deduction for expenses, fees, or taxes)

Class S Shares

Return Before Taxes	−3.69%	4.36%	6.98%

Russell 2000® Value Index	−5.50%	−1.87%	6.40%
(reflects no deduction for expenses, fees, or taxes)

Class I Shares

Return Before Taxes	−3.28%	4.60%	7.23%

Russell 2000® Value Index	−5.50%	−1.87%	6.40%
(reflects no deduction for expenses, fees, or taxes)

Class R Shares

Return Before Taxes	−3.89%	4.10%	6.72%

Russell 2000® Value Index	−5.50%	−1.87%	6.40%
(reflects no deduction for expenses, fees, or taxes)

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
(2)	Calculated assuming maximum permitted sales loads.
(3)	The one year return is calculated to include the contingent deferred sales charge.

After-tax returns are calculated using distributions for the Fund’s Class T Shares (formerly named Class J Shares) for the periods following April 21, 2003; and for Berger Small Cap Value Fund – Investor Shares for periods prior to April 21, 2003. If Class T Shares of the Fund had been available during the periods prior to April 21, 2003, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Class T Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class T Shares due to varying sales charges (as applicable), fees, and expenses among the classes.

Please retain this Supplement with your records.
Janus Investment Fund

Perkins Small Cap Value Fund

Class D Shares

Supplement dated May 31, 2012
to Currently Effective Prospectuses

Effective May 31, 2012, the following replaces corresponding information for Perkins Small Cap Value Fund (the “Fund”).

1. The following replaces in its entirety the corresponding information found under “ANNUAL FUND OPERATING EXPENSES” in the Fund Summary section of the Fund’s Prospectus:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class D

Management Fees (may adjust up or down)	0.83%
Other Expenses	0.20%
Total Annual Fund Operating Expenses(1)	1.03%

(1)	Janus Capital has contractually agreed to waive the Fund’s total annual fund operating expenses (excluding any performance adjustments to management fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) to 0.96% until at least November 1, 2012. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.

2. The following replaces in its entirety the corresponding example table found under “EXAMPLE” in the Fund Summary section of the Fund’s Prospectus:

	1 Year	3 Years	5 Years	10 Years
Class D Shares	$105	$328	$569	$1,259

3. The following replaces in its entirety the corresponding information found under “PERFORMANCE INFORMATION” in the Fund Summary section of the Fund’s Prospectus:

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class D Shares of the Fund commenced operations on February 16, 2010, as a result of the restructuring of Class J Shares. The performance shown for Class D Shares for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares (formerly named Investor Shares). For the periods prior to April 21, 2003, the performance shown for Class D Shares reflects the historical performance of Berger Small Cap Value Fund – Investor Shares (as a result of a prior reorganization of Berger Small Cap Value Fund – Investor Shares into the Fund’s Class J Shares). If Class D Shares of the Fund had been available during periods prior to February 16, 2010, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class D Shares reflects the fees and expenses of Class D Shares, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/allfunds or by calling 1-800-525-3713.

Annual Total Returns for Class D Shares (calendar year-end)

2002	2003	2004	2005	2006	2007	2008	2009	2010	2011
−15.59%	36.78%	13.57%	8.90%	12.37%	2.97%	−21.79%	36.59%	18.00%	−3.33%

Best Quarter: Second Quarter 2009 23.04% Worst Quarter: Third Quarter 2002 −22.57%

The Fund’s year-to-date return as of the calendar quarter ended March 31, 2012 was 8.15%.

Average Annual Total Returns (periods ended 12/31/11)
	1 Year	5 Years	10 Years
Class D Shares

Return Before Taxes	−3.33%	4.64%	7.25%

Return After Taxes on Distributions	−5.81%	2.91%	5.38%

Return After Taxes on Distributions and Sale of Fund Shares(1)	−0.51%	3.44%	5.75%

Russell 2000® Value Index	−5.50%	−1.87%	6.40%
(reflects no deduction for expenses, fees, or taxes)

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

After-tax returns are calculated using distributions for the Fund’s Class D Shares for the periods following February 16, 2010; for the Fund’s Class J Shares (formerly named Investor Shares) for the period April 21, 2003 to February 16, 2010; and for Berger Small Cap Value Fund – Investor Shares for periods prior to April 21, 2003. If Class D Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

Please retain this Supplement with your records.
Janus Investment Fund

Perkins Small Cap Value Fund

Class L Shares

Supplement dated May 31, 2012
to Currently Effective Prospectuses

Effective May 31, 2012, the following replaces corresponding information for Perkins Small Cap Value Fund (the “Fund”).

1. The following replaces in its entirety the corresponding information found under “ANNUAL FUND OPERATING EXPENSES” in the Fund Summary section of the Fund’s Prospectus:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class L

Management Fees (may adjust up or down)	0.83%
Other Expenses	0.28%
Total Annual Fund Operating Expenses(1)	1.11%

(1)	Janus Capital has contractually agreed to waive the Fund’s total annual fund operating expenses (excluding any performance adjustments to management fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) to 0.96% until at least November 1, 2012. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.

2. The following replaces in its entirety the corresponding example table found under “EXAMPLE” in the Fund Summary section of the Fund’s Prospectus:

	1 Year	3 Years	5 Years	10 Years
Class L Shares	$113	$353	$612	$1,352

3. The following replaces in its entirety the corresponding information found under “PERFORMANCE INFORMATION” in the Fund Summary section of the Fund’s Prospectus:

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The performance shown for periods following April 21, 2003, reflects the fees and expenses of Class L Shares (formerly named Institutional Shares), net of any applicable fee and expense limitations or waivers. For the periods prior to April 21, 2003, the performance shown for Class L Shares reflects the historical performance of Berger Small Cap Value Fund – Institutional Shares (as a result of a prior reorganization of Berger Small Cap Value Fund – Institutional Shares into the Fund’s Class L Shares).

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

Annual Total Returns for Class L Shares (calendar year-end)

2002	2003	2004	2005	2006	2007	2008	2009	2010	2011
−15.33%	37.18%	13.80%	9.14%	12.57%	3.21%	−21.63%	36.91%	18.18%	−3.18%

Best Quarter: Second Quarter 2009 23.27% Worst Quarter: Third Quarter 2002 −22.47%

The Fund’s year-to-date return as of the calendar quarter ended March 31, 2012 was 8.21%.

Average Annual Total Returns (periods ended 12/31/11)
	1 Year	5 Years	10 Years
Class L Shares

Return Before Taxes	−3.18%	4.85%	7.48%

Return After Taxes on Distributions	−5.68%	3.09%	5.58%

Return After Taxes on Distributions and Sale of Fund Shares(1)	−0.43%	3.60%	5.93%

Russell 2000® Value Index	−5.50%	−1.87%	6.40%
(reflects no deduction for expenses, fees, or taxes)

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

After-tax returns are calculated using distributions for the Fund’s Class L Shares (formerly named Institutional Shares) for the periods following April 21, 2003; and for Berger Small Cap Value Fund – Institutional Shares for periods prior to April 21, 2003. If Class L Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

Please retain this Supplement with your records.